UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)

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                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                December 31, 2009
                                   (unaudited)

                                                                             COMMITMENT /       UNFUNDED                  % OF NET
                               DESCRIPTION                                 PRINCIPAL AMOUNT    COMMITMENT      VALUE       ASSETS
------------------------------------------------------------------------   ----------------   -----------   -----------   --------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS") (1)
   Harrison Street Real Estate Partners I, LP                                 $ 5,277,700     $   693,353   $ 4,707,667    17.35%
   Exeter Industrial Value Fund, LP                                             5,000,000       1,750,000     2,191,785     8.08%
   Five Arrows Realty Securities IV, LP                                         2,000,000         320,062     1,524,747     5.62%
   Parmenter Realty Fund III, LP                                                2,500,000         370,793     1,490,257     5.49%
   Barrow Street Real Estate Investment Fund III, LP                            4,000,000         390,000     1,426,464     5.26%
   Legg Mason Real Estate Capital II, Inc.                                      1,500,000          75,000     1,281,927     4.72%
   Guardian Realty Fund II, LLC                                                 1,500,000         303,296     1,200,990     4.42%
   Legacy Partners Realty Fund I, LLC                                           2,000,000              --       952,038     3.50%
   Urban American Real Estate Fund II, LP                                       5,000,000       2,800,587       802,314     2.96%
   Keystone Property Fund II, LP                                                2,500,000              --       545,211     2.01%
   RREEF America REIT III, Inc.(2)                                              1,500,000              --       167,334     0.62%
   Transwestern Mezzanine Realty Partners II, LLC                               1,478,000         113,468       115,969     0.43%
   Thor Urban Property Fund II, Inc.                                            5,000,000       4,182,946        57,689     0.21%
   Legacy Partners Realty Fund II, LLC                                          2,800,000              --            --     0.00%
                                                                              -----------     -----------   -----------    -----
      Total private equity real estate funds (cost $29,650,277)               $42,055,700     $10,999,505   $16,464,392    60.67%
                                                                              ===========     ===========   ===========    =====
FIXED INCOME SECURITIES
   FHLB Dated 08/09/05, 4.50%, Due 09/10/10                                   $    75,000              --   $    76,990     0.28%
   FHLB Dated 11/04/03, 4.25%, Due 11/15/10                                        65,000              --        67,027     0.25%
   FHLMC Guaranteed Multiclass Mortgage Participating Certificates
      Series 3228, Class PA, Dated 10/01/06, 5.5%, Due 03/15/22                   220,364              --       220,326     0.81%
   FHLMC Series 3149, Class PC, Dated 05/01/06, 6.0%, Due 10/15/31                660,000              --       700,059     2.58%
   FHLMC Series 2883, Class B, Dated 11/01/04, 5.0%, Due 04/15/32                 504,000              --       524,434     1.93%
   FHLMC Series 2495, Class LL, Dated 09/01/02, 5.5%, Due 09/15/32                 84,000              --        88,856     0.33%
   FHLMC Series 2932, Class AP, Dated 02/01/05, 5.0%, Due 01/15/31                 30,000              --        31,214     0.12%
   FHLMC Series 2687, Class MQ, Dated 10/01/03, 4.5%, Due 10/15/18                 25,095              --        25,859     0.10%
   FHLMC Series 2700, Class PD, Dated 11/28/03, 4.5%, Due 02/15/27                 22,672              --        23,121     0.09%
   FHLMC Series 3035, Class PA, Dated 09/01/05, 5.5%, Due 09/15/35                 11,704              --        12,414     0.05%
   FHLMC Dated 01/05/09, 1.5%, Due 01/07/11                                       100,000              --       100,910     0.37%
   FNMA Series 2004-58, Class LJ, Dated 06/25/04, 5.0%, Due 07/25/34              632,652              --       666,612     2.46%
   FNMA Series 2004-99, Class CA, Dated 12/30/04, 5.50%, Due 11/25/34             204,724              --       200,744     0.74%
   FNMA Series 2007-82, Class B, Dated 07/01/07, 5.00%, Due 11/25/33              159,000              --       166,005     0.61%
   FNMA Series 2004-1, Class LL, Dated 01/01/04, 5.5%, Due 02/25/34                91,000              --        89,496     0.33%
   FNMA Series 2004-88, Class HA, Dated 11/01/04, 6.50%, Due 07/25/34              84,485              --        89,396     0.33%
   FNMA Series 2003-36, Class OQ, Dated 04/01/03, 5.00%, Due 12/25/31              78,000              --        81,439     0.30%
   FNMA Series 2005-58, Class MA, Dated 06/01/05, 5.50%, Due 07/25/35              65,845              --        69,984     0.26%
   FNMA Series 2007-51, Class PA, Dated 05/01/07, 5.50%, Due 05/25/37              51,640              --        54,721     0.20%
   FNMA Dated 05/19/09, 3.5%, Due 06/03/24                                      1,000,000              --       983,615     3.62%
   FNMA Dated 05/19/09, 4.0%, Due 06/10/24                                      1,000,000              --       945,779     3.49%
   FNMA Dated 06/01/06, 6.50%, Due 07/01/26                                       338,870              --       365,693     1.35%
   FNMA Dated 09/01/08, 5.00%, Due 10/01/23                                       319,149              --       333,881     1.23%
   FNMA Dated 08/01/08, 5.50%, Due 09/01/23                                       189,785              --       200,918     0.74%
   FNMA Dated 05/01/08, 5.50%, Due 06/01/23                                       184,229              --       195,036     0.72%
   FNMA Dated 05/01/08, 5.50%, Due 06/01/23                                       159,232              --       168,731     0.62%
   FNMA Dated 04/21/09, 5.00%, Due 05/20/24                                        87,000              --        85,464     0.31%

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                December 31, 2009
                             (unaudited) (continued)

                                                                             COMMITMENT /       UNFUNDED                  % OF NET
                               DESCRIPTION                                 PRINCIPAL AMOUNT    COMMITMENT      VALUE       ASSETS
------------------------------------------------------------------------   ----------------   -----------   -----------   --------
FIXED INCOME SECURITIES (CONTINUED)
   GNMA Series 2008-87, Class BG, Dated 10/01/08, 5.50%, Due 04/20/36      $      675,000              --   $   695,881     2.56%
   GNMA Series 2009-79, Class DG, Dated 09/01/09, 4.75%, Due 02/20/39             535,712              --       528,301     1.95%
   GNMA Series 2009-34, Class DA, Dated 05/01/09, 4.50%, Due 03/20/34             487,401              --       503,257     1.85%
   GNMA Series 2004-75, Class NG, Dated 09/01/04, 5.50%, Due 09/20/33             400,000              --       421,398     1.55%
   GNMA Series 2008-63, Class KH, Dated 07/01/08, 5.50%, Due 02/20/37             323,500              --       339,470     1.25%
   GNMA Series 2009-26, Class AB, Dated 04/01/09, 4.50%, Due 07/20/34             242,464              --       250,830     0.92%
   GNMA Series 2008-84, Class JA, Dated 10/01/08, 5.5%, Due 09/20/38              210,000              --       221,416     0.82%
   GNMA Series 2003-40, Class TA, Dated 05/01/03, 4.50%, Due 03/20/33             154,000              --       159,079     0.59%
   GNMA Series 2002-29, Class LN, Dated 05/01/02, 6.50%, Due 05/20/32             126,413              --       136,659     0.50%
   GNMA Series 2003-7, Class VT, Dated 01/01/03, 6.00%, Due 12/20/22              113,448              --       117,053     0.43%
   GNMA Series 2005-13, Class BD, Dated 02/01/05, 5.00%, Due 02/20/34             112,000              --       115,788     0.43%
   GNMA Series 2009-122, Class UH, Dated 12/01/09, 4.50%, Due 05/20/38            100,000              --        99,000     0.36%
   GNMA Series 2003-70, Class TE, Dated 08/01/03, 5.50%, Due 02/20/33              75,000              --        79,044     0.29%
   GNMA Series 2005-7, Class BG, Dated 02/01/05, 5.00%, Due 02/20/32               46,612              --        48,687     0.18%
   GNMA Series 2004-47, Class QD, Dated 06/01/04, 5.00%, Due 08/16/33              38,665              --        40,212     0.15%
   GNMA Series 2009-15, Class PC, Dated 05/01/99, 5.00%, Due 04/16/29              12,687              --        13,450     0.05%
   GNMA Series 2003-46, Class TA, Dated 06/01/03, 5.50%, Due 03/20/33              11,000              --        11,254     0.04%
   GNMA Series 2003-18, Class KA, Dated 03/01/03, 5.00%, Due 07/20/31               2,200              --         2,233     0.01%
   GNMA, Dated 10/01/08, 6.00%, Due 10/15/23                                      291,567              --       311,678     1.15%
   Western Asset Money Market Fund                                                245,370              --       245,370     0.90%
                                                                              -----------                   -----------   ------
      Total fixed income securities (cost $11,010,002)                        $10,646,485                   $10,908,784    40.20%
                                                                              -----------                   -----------   ------
      Total investments at fair value (cost $40,660,279)                                                    $27,373,176   100.87%
                                                                                                            ===========   ======

*    Percentages are based on net assets of $27,136,818.

(1) Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

(2) A redemption request has been submitted for the investment in RREEF America REIT III, Inc., however that fund has suspended redemptions for an indefinite period. The Fund remains in the redemption queue.

At December 31, 2009, the aggregate cost of investments for tax purposes was approximately $40,660,279. Net unrealized depreciation on investments for tax purposes was ($13,287,102) consisting of $459,116 of gross unrealized appreciation and ($13,746,218) of gross unrealized depreciation.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                December 31, 2009
                             (unaudited) (concluded)

The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at December 31, 2009:

                                          QUOTED PRICES IN                        SIGNIFICANT OTHER
                                         ACTIVE MARKETS FOR   SIGNIFICANT OTHER     UNOBSERVABLE
                                          IDENTICAL ASSETS    OBSERVABLE INPUTS        INPUTS         BALANCE AS OF
                                             (LEVEL 1)            (LEVEL 2)           (LEVEL 3)          12/31/09
                                         ------------------   -----------------   -----------------   -------------
ASSETS
Fixed Income Securities:
   Money Market Fund                          $245,370           $        --        $         --      $   245,370
   U.S. agency securities and
   collateralized mortgage obligations              --            10,663,414                  --       10,663,414
Private Equity Real Estate Funds                    --                    --          16,464,392       16,464,392
                                              --------           -----------         -----------      -----------
TOTAL                                         $245,370           $10,663,414         $16,464,392      $27,373,176
                                              ========           ===========         ===========      ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      Change in
                                        Beginning                     unrealized        Net       Net transfers
                                      Balance as of    Realized      appreciation/    purchase/    in and/or out   Ending Balance
                                         3/31/09      gain/(loss)   (depreciation)      sales       of Level 3     as of 12/31/09
                                      -------------   -----------   --------------   ----------   --------------   --------------
ASSETS
   Private Equity Real Estate Funds    $20,318,787                   $(5,649,062)    $1,794,667         $--         $16,464,392
                                       ===========                   ===========     ==========         ===         ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Madison Harbor Balanced Strategies, Inc.


                                        By /s/ Edward M. Casal
                                           -------------------------------------
                                           Edward M. Casal
                                           Chief Executive Officer

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By /s/ Edward M. Casal
                                           -------------------------------------
                                           Edward M. Casal
                                           Chief Executive Officer

Date: February 25, 2010


                                        By /s/ Michael Fortier
                                           -------------------------------------
                                           Michael Fortier
                                           Chief Financial Officer

Date: February 25, 2010